Significant basis of preparation and accounting policies_Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2019
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of enacted and amended standards not expected to affect the group	-IFRIC 23 Uncertainty over Income Tax Treatments (Issued) -IFRS 9 Financial Instruments (Revised) -IAS 28 Investment in Associates and Joint Ventures (Revised) -IAS 19 Employee Benefits (Revised) -IFRS 15 Revenue from Contracts with Customers (Revised) -Annual Improvements to IFRSs 2015-2017 Cycle The annual improvements include partial amendments of IAS 12 'Income Tax,' IAS 23 'Borrowing Costs,' IFRS 3 'Business Combination' and IFRS 11 'Joint Arrangements.
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	-Revised Conceptual Framework for Financial Reporting -Revised IFRS 3 'Business Combinations' -Revised IAS 1 'Presentation of Financial Statements' and IAS 8 'Accounting policies, Changes in Accounting Estimates and Errors'